SHAREHOLDERS' EQUITY - Share Capital (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jul. 06, 2019 USD ($) shares	Apr. 06, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jul. 06, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares
Changes in equity [abstract]
Balance, beginning of period		$ 823		$ 823
Balance, end of period	$ 749		$ 1,206	$ 749	$ 1,206
Share capital
Reconciliation of number of shares outstanding [abstract]
Common shares outstanding, beginning of year (in shares) | shares		81,700,000		81,700,000	86,400,000
Issuance of common shares upon exercise of options and DRIP (in shares) | shares				12,152	300,000
Reverse accrual for shares to be purchased and/or cancelled in 2019 (in shares) | shares				1,600,000	0
Shares repurchased in 2018 and cancelled in 2019 (in shares) | shares				(200,000)	0
Shares repurchased and cancelled in 2019 (in shares) | shares				(1,400,000)	0
Common shares outstanding, end of year (in shares) | shares	81,700,000		86,700,000	81,700,000	86,700,000
Changes in equity [abstract]
Balance, beginning of period	$ 1,280	$ 1,280	$ 1,353	$ 1,280	$ 1,350
Issue of common shares upon exercise of options and DRIP	0		3	0	6
Reverse accrual for shares to be repurchased and/or cancelled in 2019				24	0
Shares repurchased in 2018 and cancelled in 2019				(2)	0
Cancellation of treasury shares				(22)	0
Balance, end of period	$ 1,280	$ 1,280	$ 1,356	$ 1,280	$ 1,356